Other financial instruments (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ (16,064)
Changes in fair value	81	(15,663)
Foreign exchanges effects	2,313	(401)
Energy forward contracts (Megawatts)
Balance at the end of the year	(13,670)	(16,064)
Notional [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	688,877
Changes in fair value
Foreign exchanges effects
Energy forward contracts (Megawatts)	747,498	688,877
Balance at the end of the year	$ 747,498	$ 688,877